RS - Summary of Remuneration of Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Remuneration of Key Management Personnel [Line Items]
Key management personnel compensation, short-term employee benefits	€ 7,847,207	€ 7,336,167
Key management personnel compensation, post-employment benefits	405,922	443,372
Key management personnel compensation, termination benefits	320,248	806,297
Total Share-Based Payment	6,877,000	4,278,500
Key management personnel compensation	€ 15,450,377	€ 12,864,336